Provisions (Information) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)
Disclosure of other provisions [line items]
Balance at the beginning of the year	$ 337
Provisions recorded during the year	39
Provisions reversed during the period	(12)
Effect of change in discount rate	18
Payments during the period	(21)
Translation differences	(10)
Balance at the end of the year	315
Site restoration and equipmen dismantling [Member]
Disclosure of other provisions [line items]
Balance at the beginning of the year	283	[1]
Provisions recorded during the year	0	[1]
Provisions reversed during the period	(10)	[1]
Effect of change in discount rate	18	[1]
Payments during the period	(17)	[1]
Translation differences	(10)	[1]
Balance at the end of the year	228	[1]
Legal claims [Member]
Disclosure of other provisions [line items]
Balance at the beginning of the year	13
Provisions recorded during the year	36
Provisions reversed during the period	(1)
Effect of change in discount rate	0
Payments during the period	(3)
Translation differences	0
Balance at the end of the year	45
Other [Member]
Disclosure of other provisions [line items]
Balance at the beginning of the year	41
Provisions recorded during the year	3
Provisions reversed during the period	(1)
Effect of change in discount rate	0
Payments during the period	(1)
Translation differences	0
Balance at the end of the year	$ 42

[1]	Main items under 'Site restoration and equipment dismantling':